Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
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Commitments and Contingencies
Note 18     Commitments and Contingencies
(a) Legal proceedings
The Company is regularly involved in legal actions, both as a defendant and as a plaintiff. The legal actions where the Company is a party ordinarily relate to its activities as a provider of insurance protection or wealth management products, reinsurance, or in its capacity as an investment adviser, employer, or taxpayer. Other life insurers and asset managers, operating in the jurisdictions in which the Company does business, have been subject to a wide variety of other types of actions, some of which resulted in substantial judgments or settlements against the defendants; it is possible that the Company may become involved in similar actions in the future. In addition, government and regulatory bodies in Canada, the United States, Asia and other jurisdictions where the Company conducts business regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers.
In June 2018, a class action was initiated against John Hancock Life Insurance Company (U.S.A.) (“JHUSA”) and John Hancock Life Insurance Company of New York (“JHNY”) in the U.S. District Court for the Southern District of New York on behalf of owners of approximately 1,500 Performance Universal Life (“UL”) policies issued between 2003 and 2010 whose policies were subject to a Cost of Insurance (“COI”) increase announced in 2018. The class, as defined, now covers approximately 1,300 of the 1,500 policies subjected to the COI increase. In addition to the class action, there are nine individual lawsuits opposing the Performance UL COI increases that also have been filed. Each of the lawsuits, except two, is brought by plaintiffs owning multiple policies and/or by entities managing them for investment purposes. Three of the non-class
lawsuits are pending in New York state court; and six are pending in the U.S. District Court for the Southern District of New York. Discovery has commenced in these cases. No hearings on substantive matters have been scheduled. On January 5, 2022 the Court gave preliminary approval to a proposed settlement of the class litigation. It is too early to predict the range of potential outcomes for all of these lawsuits, and the Company intends to continue to vigorously defend these matters.
(b) Investment commitments
In the normal course of business, various investment commitments are outstanding which are not reflected in the Consolidated Financial Statements. There were $12,233 (2020 – $9,937) of outstanding investment commitments as at December 31, 2021, of which $957 (2020 – $638) mature in 30 days, $3,205 (2020 – $2,634) mature in 31 to 365 days and $8,071 (2020 – $6,665) mature after one year.
(c) Letters of credit
In the normal course of business, third-party relationship banks issue letters of credit on the Company’s behalf. The Company’s businesses utilize letters of credit for which third parties are the beneficiaries, as well as for affiliate reinsurance transactions between its subsidiaries. As at December 31, 2021, letters of credit for which third parties are beneficiary, in the amount of $99 (2020 – $103), were outstanding.
(d) Guarantees
(i) Guarantees regarding Manulife Finance (Delaware), L.P. (“MFLP”)
MFC has guaranteed the payment of amounts on the $650 subordinated debentures due on December 15, 2041 issued by MFLP, a wholly owned unconsolidated partnership.
(ii) Guarantees regarding The Manufacturers Life Insurance Company
MFC has provided a subordinated guarantee for the $1,000 subordinated debentures issued by MLI on November 20, 2015.
The following table presents certain condensed consolidated financial information for MFC and MFLP.
Condensed Consolidated Statements of Income Information

For the year ended December 31, 2021	MFC (Guarantor)	MLI consolidated	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Total revenue	$563	$61,787	$536	$(1,065)	$61,821	$41
Net income (loss) attributed to shareholders and other equity holders	7,105	7,342	(500)	(6,842)	7,105	3

For the year ended December 31, 2020	MFC (Guarantor)	MLI consolidated	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Total revenue	$547	$78,929	$520	$(1,088)	$78,908	$32
Net income (loss) attributed to shareholders	5,871	6,179	(500)	(5,679)	5,871	(1)
Condensed Consolidated Statements of Financial Position

As at December 31, 2021	MFC (Guarantor)	MLI consolidated	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$78	$427,010	$10	$–	$427,098	$3
Total other assets	68,866	91,412	3,203	(72,724)	90,757	1,088
Segregated funds net assets	–	399,788	–	–	399,788	–
Insurance contract liabilities	–	392,275	–	–	392,275	–
Investment contract liabilities	–	3,117	–	–	3,117	–
Segregated funds net liabilities	–	399,788	–	–	399,788	–
Total other liabilities	10,536	53,962	–	(904)	63,594	852

As at December 31, 2020	MFC (Guarantor)	MLI consolidated	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$47	$410,919	$11	$–	$410,977	$5
Total other assets	64,419	102,439	3	(64,925)	101,936	1,166
Segregated funds net assets	–	367,436	–	–	367,436	–
Insurance contract liabilities	–	385,554	–	–	385,554	–
Investment contract liabilities	–	3,288	–	–	3,288	–
Segregated funds net liabilities	–	367,436	–	–	367,436	–
Total other liabilities	12,131	59,683	–	(749)	71,065	936
(iii) Guarantees regarding John Hancock Life Insurance Company (U.S.A.) (“JHUSA”)
Details of guarantees regarding certain securities issued or to be issued by JHUSA are outlined in note 23.
(e) Pledged assets
In the normal course of business, the Company pledges its assets in respect of liabilities incurred, strictly for providing collateral to the counterparty. In the event of the Company’s default, the counterparty is entitled to apply the collateral to settle the liability. The pledged assets are returned to the Company if the underlying transaction is terminated or, in the case of derivatives, if there is a decrease in the net exposure due to market value changes.

The amounts pledged are as follows.

	2021		2020
As at December 31,	Debt securities	Other	Debt securities	Other
In respect of:
Derivatives	$5,525	$23	$5,924	$35
Secured borrowings	–	2,575	–	2,790
Regulatory requirements	367	78	452	80
Repurchase agreements	535	–	353	–
Non-registered retirement plans in trust	–	377	–	424
Other	2	414	2	302
Total	$6,429	$3,467	$6,731	$3,631
(f) Participating business
In some territories where the Company maintains participating accounts, there are regulatory restrictions on the amounts of profit that can be transferred to shareholders. Where applicable, these restrictions generally take the form of a fixed percentage of policyholder dividends. For participating businesses operating as separate “closed blocks”, transfers are governed by the terms of MLI’s and John Hancock Mutual Life Insurance Company’s plans of demutualization.
(g) Fixed surplus notes
A third
-
party contractually provides standby financing arrangements for the Company’s U.S. operations under which, in certain circumstances, funds may be provided in exchange for the issuance of fixed surplus notes. As at December 31, 2021, the Company had no fixed surplus notes outstanding.